Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 59,067	$ 63,351	$ 62,895
Securities available for sale
Unrealized gain (loss) arising during period	22,094	(95,263)	(10,644)
Net unrealized loss at time of transfer on securities available for sale transferred to held to maturity	0	(26,479)	0
Accretion of net unrealized losses on securities transferred to held to maturity	3,563	3,413	0
Reclassification adjustments for (gains) losses included in earnings	222	275	(1,411)
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale	25,879	(118,054)	(12,055)
Income tax expense (benefit)	5,435	(24,790)	(2,532)
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale, net of tax	20,444	(93,264)	(9,523)
Derivative instruments
Unrealized losses arising during period	(213)	0	0
Reclassification adjustment for expense recognized in earnings	437	0	0
Unrealized gains recognized in other comprehensive income (loss) on derivative instruments	224	0	0
Income tax expense	47	0	0
Unrealized gains recognized in other comprehensive income (loss) on derivative instruments, net of tax	177	0	0
Other comprehensive income (loss)	20,621	(93,264)	(9,523)
Comprehensive income (loss)	$ 79,688	$ (29,913)	$ 53,372